Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details)	Jan. 31, 2015 USD ($)	Jan. 31, 2014 USD ($)	Jan. 31, 2013 USD ($)	Jan. 31, 2012 USD ($)	Jan. 31, 2015 Expiry Date May 10, 2015 [Member] USD ($)	Jan. 31, 2015 Expiry Date May 10, 2015 [Member] CAD	Jan. 31, 2015 Expiry Date October 31, 2015 [Member] USD ($)	Jan. 31, 2015 Expiry Date October 31, 2015 [Member] CAD	Jan. 31, 2015 Expiry Date August 31, 2016 [Member] USD ($)	Jan. 31, 2015 Expiry Date August 31, 2016 [Member] CAD
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding	4,005,000	5,315,000	6,357,500	3,577,500	400,000	400,000	2,740,000	2,740,000	865,000	865,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.41	$ 0.50	$ 0.58	$ 0.85	$ 0.50	0.64	$ 0.24	0.305	$ 0.90	1.15